RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [text block] [Table Text Block]
	Dec 31, 2017	Dec 31, 2016

Salaries and short-term employee benefits	$2,793	$1,987
Non-executive directors' fees	204	149
Non-executive directors' deferred share units	(484)	1,214
Share-based payments	2,588	3,088
	$5,101	$6,438